Fees Summary	Aug. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 426,105,000.00
Total Fee Amount	58,845.11
Total Offset Amount	0.00
Net Fee	$ 58,845.11
Offering Table N/A
Offset Table N/A	N/A